Income Tax - Summary of Provisions for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Currently payable:
Federal	$ (130,581)	$ 146,745	$ 553,812
State	14,879	78,765	127,605
Deferred:
Federal	(130,766)	247,295	(321,387)
State	63,206	34,157	(28,414)
Actual tax expense, Amount	$ (183,262)	$ 506,962	$ 331,616